Other Receivables and Other Income (Detail Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Due from vendors	12,332	11,143
Direct Cash Payments Inc. [Member]
Due From One Vendor	10,492	10,091